UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2015

Date of Reporting Period: 06/30/2014

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 94.58%
	Consumer Discretionary - Durables &
	Apparel -- 5.11%
200,000	Leggett & Platt, Incorporated	$ 6,856,000
205,000	Mattel, Inc.	7,988,850
157,500	Tupperware Brands Corporation	13,182,750
		------------
		28,027,600
		------------
	Consumer Discretionary - Media -- 8.52%
414,080	Cinemark Holdings, Inc.	14,641,869
477,500	Gannett Co., Inc.	14,950,525
230,000	Thomson Reuters Corporation	8,362,800
125,000	Time Warner Inc.	8,781,250
		------------
		46,736,444
		------------
	Consumer Discretionary -
	Retailing -- 2.37%
225,000	Target Corporation	13,038,750
		------------
	Consumer Discretionary - Services -- 5.41%
127,500	DineEquity, Inc.	10,134,975
92,500	McDonald's Corporation	9,318,450
241,000	Six Flags Entertainment Corporation	10,254,550
		------------
		29,707,975
		------------
	Consumer Staples - Food & Staples
	Retailing -- 3.04%
225,000	Walgreen Co.	16,679,250
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.58%
282,300	B&G Foods, Inc.	9,228,387
90,000	Kraft Foods Group, Inc.	5,395,500
124,500	Philip Morris International Inc.	10,496,595
		------------
		25,120,482
		------------
	Consumer Staples - Household & Personal
	Products -- 1.33%
99,100	Nu Skin Enterprises, Inc. - Class A	7,329,436
		------------
	Energy -- 11.56%
370,019	Dorchester Minerals, L.P.	11,300,380
130,000	Enlink Midstream Partners LP	4,085,900
367,500	Kinder Morgan, Inc.	13,325,550
174,600	Plains All American Pipeline, L.P.	10,484,730
262,500	Williams Companies, Inc. (The)	15,280,125
165,000	Williams Partners L.P.	8,957,850
		------------
		63,434,535
		------------
	Financials - Banks -- 3.93%
507,500	FirstMerit Corporation	10,023,125
130,000	PNC Financial Services Group, Inc. (The)	11,576,500
		------------
		21,599,625
		------------
	Financials - Diversified -- 1.63%
157,500	Artisan Partners Asset Management Inc.	8,927,100
		------------
	Financials - Insurance -- 7.74%
115,000	ACE Limited	11,925,500
550,000	Old Republic International Corporation	9,097,000
210,000	ProAssurance Corporation	9,324,000

280,000	Willis Group Holdings PLC	12,124,000
		------------
		42,470,500
		------------
	Financials - Real Estate -- 3.71%
225,000	Plum Creek Timber Company, Inc.	10,147,500
335,000	Summit Hotel Properties, Inc.	3,551,000
103,800	W.P. Carey Inc.	6,684,720
		------------
		20,383,220
		------------
	Health Care - Equipment & Services -- 4.58%
215,000	Cardinal Health, Inc.	14,740,400
205,000	ResMed Inc.	10,379,150
		------------
		25,119,550
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 2.38%
440,000	Pfizer Inc.	13,059,200
		------------
	Industrials - Capital Goods -- 3.89%
56,300	National Presto Industries, Inc.	4,100,892
82,500	Snap-on Incorporated	9,777,900
85,000	Stanley Black & Decker, Inc.	7,464,700
		------------
		21,343,492
		------------
	Industrials - Commercial & Professional
	Services -- 11.04%
415,000	ADT Corporation (The)	14,500,100
440,300	KAR Auction Services, Inc.	14,032,361
317,500	Nielsen N.V.	15,370,175
180,000	Republic Services, Inc.	6,834,600
367,300	West Corporation	9,843,640
		------------
		60,580,876
		------------
	Industrials - Transportation -- 1.93%
120,000	Ryder System, Inc.	10,570,800
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.82%
205,000	Microchip Technology Incorporated	10,006,050
		------------
	Information Technology - Software &
	Services -- 3.68%
355,000	Microsoft Corporation	14,803,500
130,000	Paychex, Inc.	5,402,800
		------------
		20,206,300
		------------
	Materials -- 2.03%
185,664	Greif, Inc. - Class B	11,121,274
		------------
	Telecommunication Services -- 4.30%
315,000	AT&T Inc.	11,138,400
345,000	CenturyLink, Inc.	12,489,000
		------------
		23,627,400
		------------
	TOTAL COMMON STOCKS
	(cost $407,234,833)	519,089,859
		------------
SHORT-TERM INVESTMENTS -- 5.16%
	Commercial Paper - 4.82%
$1,350,000	Valspar Corporation (The) 07/01/14, 0.21%	1,350,000
1,500,000	Bacardi-Martini B.V. 07/02/14, 0.23%	1,499,990
500,000	Edison International 07/03/14, 0.22%	499,994
1,000,000	Valspar Corporation (The) 07/03/14, 0.20%	999,989
525,000	Hitachi Capital America Corp.
	07/07/14, 0.20%	524,982
1,000,000	Kroger Co. (The) 07/07/14, 0.22%	999,963
1,000,000	Autozone, Inc. 07/08/14, 0.20%	999,961
975,000	CBS Corporation 07/08/14, 0.23%	974,956

1,000,000	Bacardi-Martini B.V. 07/09/14, 0.23%	999,949
1,050,000	CBS Corporation 07/11/14, 0.23%	1,049,933
1,400,000	Integrys Energy Group, Inc.
	07/11/14, 0.22%	1,399,914
1,375,000	Autozone, Inc. 07/14/14, 0.23%	1,374,886
1,000,000	B.A.T. International Finance p.l.c.
	07/14/14, 0.22%	999,921
1,000,000	Integrys Energy Group, Inc. 07/15/14, 0.22%	999,914
1,275,000	Nissan Motor Acceptance Corporation
	07/16/14, 0.24%	1,274,872
1,325,000	Eastman Chemical Company 07/17/14, 0.23%	1,324,865
750,000	Integrys Energy Group, Inc.
	07/17/14, 0.22%	749,927
500,000	Pentair Finance S.A. 07/18/14, 0.28%	499,934
1,175,000	Bemis Company, Inc. 07/21/14, 0.23%	1,174,850
1,000,000	Stanley Black & Decker Inc.
	07/21/14, 0.22%	999,878
1,475,000	SABMiller Holdings Inc. 07/22/14, 0.24%	1,474,794
1,200,000	Bemis Company, Inc. 07/24/14, 0.23%	1,199,824
1,825,000	Valspar Corporation (The) 07/28/14, 0.23%	1,824,685
1,250,000	SABMiller Holdings Inc. 07/30/14, 0.24%	1,249,758
		------------
		26,447,739
		------------
	Variable Rate Security - 0.34%
1,858,273	Fidelity Institutional Money Market
	Fund - Class I	1,858,273
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $28,306,012)	28,306,012
		------------
	TOTAL INVESTMENTS
	(cost $435,540,845) - 99.74%	547,395,871
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.26%	1,426,103
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$548,821,974
		------------
		------------

% of net assets.

As of June 30, 2014, investment cost for federal tax purposes was $433,528,199 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$117,608,239
Unrealized depreciation	(3,740,567)
------------
Net unrealized appreciation	$113,867,672
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	---------------
Level 1 -
Common Stocks(1)	$519,089,859
Variable Rate Security	1,858,273
Level 2 -
Commercial Paper	26,477,739
Level 3 -
None	--
------------
Total	$547,395,871
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/21/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/21/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/21/2014